Statement Of Changes in Stockholder's Equity - ARS ($) $ in Millions	Total	Commodities Options Contracts [Member]	Share capital	Inflation adjustment of share capital and treasury shares [Member]	Legal reserve [Member]	Retained earning accumulated deficit [Member]	Subtotal [Member]	Noncontrolling Interests [Member]	Treasury shares [Member]	Warrants [Member]	Share premium [Member]	Additional paid-in capital from treasury shares [Member]	Cost of treasury shares [Member]	Reserve for future dividends [Member]	Other reserves (i) [Member]	Other reserves [Member]	Special reserve Resolution CNV 609/12 [Member]	Reserve for currency translation adjustment [Member]	Reserve for the acquisition of securities issued by the Company [Member]	Special reserve [Member]	Total other reserves [Member]
Balance, shares at Jun. 30, 2021			589,000,000	203,659,000,000					2	19,351	249,273
Balance, amount at Jun. 30, 2021		$ 1,390,809			$ 9,200	$ (126,693)	$ 426,151	$ 964,658				$ 1,785	$ (2,921)		$ (23,163)		$ 15,182	$ 77,925	$ (2,921)		$ 53,803
Statement [Line Items]
Profit for the year	$ 504,586	504,586				297,052	297,052	207,534
Other comprehensive loss for the year	(168,722)							(101,304)							3,439	$ (67,418)		(70,857)			(67,418)
Total comprehensive (loss) / income for the year	335,864					297,052	229,634	106,230							3,439			(70,857)			(67,418)
Assignment of results - Shareholders' meeting						29,331											(29,331)
Exercise of warrants, Shares				6,000,000						(111)	777
Exercise of warrants, Amount	723						673	50
Repurchase of treasury shares, Amount	(1,198)							(1,198)
Reserve for share-based payments, Amount	559						152	407				36			116						116
Changes in non-controlling interest	15,826							(283)							16,109						16,109
Dividend distribution	(69,481)							(69,481)
Other changes in shareholders' equity	(17,187)					(30,202)	(13,521)	(3,666)							(208)		$ 14,149	2,740			2,532
Capitalization of irrevocable contributions	346							346
Balance, shares at Jun. 30, 2022			590,000,000	203,665,000,000						19,240	250,050
Balance, amount at Jun. 30, 2022		1,656,261			9,200	169,488	659,198	997,063				1,821	(2,921)		(3,707)			9,808	(9,617)		5,142
Statement [Line Items]
Profit for the year	290,458	290,458				162,990	162,990	127,468
Other comprehensive loss for the year	33,600							19,844							2,037	13,756		11,719			13,756
Total comprehensive (loss) / income for the year	324,058					162,990	176,746	147,312							2,037			11,719			13,756
Assignment of results - Shareholders' meeting					10,300	(181,163)														$ 170,863	170,863
Exercise of warrants, Shares				16,000,000						(270)	2,135
Exercise of warrants, Amount	1,928						1,882	46
Repurchase of treasury shares, Amount	(25,563)							(2,792)					(22,771)			(22,771)					(22,771)
Reserve for share-based payments, Amount	982						310	672				17			293						293
Changes in non-controlling interest	(2,414)							(29,664)							27,250						27,250
Dividend distribution	(161,467)					(20,356)	(64,045)	(97,422)												(43,689)	(43,689)
Other changes in shareholders' equity	680							251							(148)	429		577			429
Capitalization of irrevocable contributions								6
Issuance of shares, Shares			13,000,000						(13)
Issuance of shares, Amount												(16,075)	16,075			16,075					16,075
Repurchase of treasury shares, Shares			(18,000,000)						18
Integration of irrevocable contributions	106							106
Balance, shares at Jun. 30, 2023			586,000,000	203,681,000,000					7	18,970	252,185
Balance, amount at Jun. 30, 2023		1,794,577			19,500	130,959	778,999	1,015,578				(14,237)	(9,617)		25,725			22,104	1,962	127,174	167,348
Statement [Line Items]
Profit for the year	93,980	93,980				78,460	78,460	15,520
Other comprehensive loss for the year	(76,965)							(50,680)							3,190	(26,285)		(29,475)			(26,285)
Total comprehensive (loss) / income for the year	17,015					78,460	52,175	(35,160)							3,190			(29,475)			(26,285)
Assignment of results - Shareholders' meeting					7,957	(66,925)								$ 58,968							58,968
Exercise of warrants, Shares			3,000,000	36,000,000						(493)	16,154
Exercise of warrants, Amount	16,428						15,700	728
Repurchase of treasury shares, Amount	(13,192)							(11,912)					(1,280)			(1,280)					(1,280)
Reserve for share-based payments, Amount	(887)						(346)	(541)				(558)	565		(353)						212
Changes in non-controlling interest	14,518							40,533							(26,015)						(26,015)
Dividend distribution	(269,000)					(92,222)	(123,595)	(145,405)						(31,373)							(31,373)
Other changes in shareholders' equity	1,050					(4,473)	605	445							575			30		4,473	5,078
Capitalization of irrevocable contributions	96							96
Issuance of shares, Shares									(6)
Issuance of shares, Amount												(7,558)	7,558			$ 7,558					7,558
Integration of irrevocable contributions	$ 3,305							3,305
Reserve for share-based payments, Shares			(1,000,000)						1
Balance, shares at Jun. 30, 2024			594,000,000	203,717,000,000					2	18,477	268,339
Balance, amount at Jun. 30, 2024		$ 1,563,910			$ 27,457	$ 45,799	$ 696,243	$ 867,667				$ (22,353)	$ (2,774)	$ 27,595	$ 3,122			$ (7,341)	$ 1,962	$ 131,647	$ 154,211